Annual Total Returns [BarChart] - Value Fund - Value Fund	Apr. 30, 2021
Bar Chart Table:
2011	1.60%
2012	13.38%
2013	35.74%
2014	13.66%
2015	(1.28%)
2016	12.26%
2017	22.17%
2018	(6.36%)
2019	27.69%
2020	7.61%